Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction
Operating expenses from other related parties	$ 180	$ 172	$ 367	$ 299
Total income (expenses)	(5,313)	(6,031)	$ (8,718)	(11,526)
Windsor Knutsen [Member]
Related Party Transaction
Planned Special Survey Dry-docking Period			15 years
KNOT Management
Related Party Transaction
Administration fee	360	379	$ 719	666
KOAS
Related Party Transaction
Administration fee	173	201	368	395
KOAS UK
Related Party Transaction
Administration fee	19	19	38	37
KNOT
Related Party Transaction
Time charter income from KNOT	2,717	1,866	5,417	1,866
Vessel operating expenses	5,053	5,000	8,153	7,752
Technical and operational management fee from KNOT to Vessels	2,230	2,106	4,460	4,214
Administration fee	$ 15	20	30	$ 29
Knutsen Ballast Water AS | Equipment purchased
Related Party Transaction
Amount of parts purchased		$ 1,840	$ 600